                                       OppenheimerFunds, Inc.
                                      Two World Financial Center
                                    225 Liberty Street, 11th Floor
                                    New York, New York 10281-1008

                                                              January 31, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Oppenheimer Strategic Income Fund ("Registrant")
                Reg. No. 33-28598; File No. 811-05724

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No. 28 to the Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on January 26, 2007.

                                                     Very truly yours,

                                                     /s/  Lisa Bloomberg
                                                     Lisa Bloomberg
                                                     Vice President and
                                                     Associate Counsel
                                                     212.323.5012

cc:    Myer, Swanson, Adams & Wolf, P.C.
       Deloitte & Touche LLP
       Gloria LaFond
       Nancy S. Vann